Net interest income and other net income from fair value changes on financial instruments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net Interest Income And Other Net Income From Fair Value Changes On Financial Instruments [Line Items]
Other net income from financial instruments measured at fair value through profit or loss	$ 12,959	$ 9,934	$ 7,493
of which: net gains / (losses) from financial liabilities designated at fair value	(2,090)	(4,065)	17,036
Net income from financial instruments measured at fair value through profit or loss and other	18,414	11,698	8,903
Interest income from loans and deposits	25,751	19,637	9,634
Interest income from securities financing transactions measured at amortised cost	3,716	3,450	1,378
Interest income from other financial instruments measured at amortized cost	1,339	1,152	545
Interest income from debt instruments measured at fair value through other comprehensive income	104	103	74
Interest income from derivative instruments designated as cash flow hedges	(1,943)	(1,898)	173
Total interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	28,967	22,444	11,803
Interest expense on loans and deposits	23,621	14,977	4,488
Interest expense on securities financing transactions measured at amortised cost	1,939	1,714	1,089
Interest expense on debt issued	4,053	2,855	1,031
Interest expense on lease liabilities	132	97	88
Total interest expense from financial instruments measured at amortized cost	29,745	19,643	6,696
Total net interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	(777)	2,801	5,108
Net interest income from financial instruments measured at fair value through profit or loss and other	5,455	1,765	1,410
Total net interest income	4,678	4,566	6,517
Increase / (decrease) in total combined net interest income and other net income from financial instruments measured at fair value through profit or loss	3,137
Total combined net interest income and other net income from financial instruments measured at fair value through profit or loss	17,637
Asset Management
Net Interest Income And Other Net Income From Fair Value Changes On Financial Instruments [Line Items]
Total net interest income	(54)	(37)	(19)
Net gains / (losses) on financial liabilities related to unit-linked investment contracts, which are designated at fair value through profit of loss	$ (1,844)	$ (2,045)	$ 4,112